Segment Information (Details) - Schedule of net property, plant and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Public Utility, Property, Plant and Equipment [Line Items]
Total	$ 50,149	$ 46,466
United States [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total	23,178	19,663
Canada [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total	9	71
China [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total	$ 26,962	$ 26,732